Form N-CSR Cover	6 Months Ended
Jul. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley U.S. Government Money Market Trust
Entity Central Index Key	0000356409
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024